Basis of Presentation and Significant Accounting Policies - Effects of the Errors on the Prior Period Financial Statements (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended				3 Months Ended							6 Months Ended		9 Months Ended		12 Months Ended		3 Months Ended							6 Months Ended		9 Months Ended		12 Months Ended		3 Months Ended							6 Months Ended		9 Months Ended		12 Months Ended
	Feb. 24, 2013	Feb. 26, 2012	Feb. 27, 2011	Feb. 28, 2010	Nov. 25, 2012 As reported [Member]	Aug. 26, 2012 As reported [Member]	May 27, 2012 As reported [Member]	Feb. 26, 2012 As reported [Member]	Nov. 27, 2011 As reported [Member]	Aug. 28, 2011 As reported [Member]	May 29, 2011 As reported [Member]	Aug. 26, 2012 As reported [Member]	Aug. 28, 2011 As reported [Member]	Nov. 25, 2012 As reported [Member]	Nov. 27, 2011 As reported [Member]	Feb. 26, 2012 As reported [Member]	Feb. 27, 2011 As reported [Member]	Nov. 25, 2012 adjustments [Member]	Aug. 26, 2012 adjustments [Member]	May 27, 2012 adjustments [Member]	Feb. 26, 2012 adjustments [Member]	Nov. 27, 2011 adjustments [Member]	Aug. 28, 2011 adjustments [Member]	May 29, 2011 adjustments [Member]	Aug. 26, 2012 adjustments [Member]	Aug. 28, 2011 adjustments [Member]	Nov. 25, 2012 adjustments [Member]	Nov. 27, 2011 adjustments [Member]	Feb. 26, 2012 adjustments [Member]	Feb. 27, 2011 adjustments [Member]	Nov. 25, 2012 As revised [Member]	Aug. 26, 2012 As revised [Member]	May 27, 2012 As revised [Member]	Feb. 26, 2012 As revised [Member]	Nov. 27, 2011 As revised [Member]	Aug. 28, 2011 As revised [Member]	May 29, 2011 As revised [Member]	Aug. 26, 2012 As revised [Member]	Aug. 28, 2011 As revised [Member]	Nov. 25, 2012 As revised [Member]	Nov. 27, 2011 As revised [Member]	Feb. 26, 2012 As revised [Member]	Feb. 27, 2011 As revised [Member]
Product revenue	$ 73,720	$ 72,491	$ 71,104		$ 15,627	$ 19,832	$ 19,564	$ 20,127				$ 39,396		$ 55,023		$ 72,566				$ 74	$ (74)				$ 74		$ 74		$ (75)		$ 15,627	$ 19,832	$ 19,638	$ 20,052				$ 39,470		$ 55,097		$ 72,491
Service revenue	131,435	133,188	134,754		33,417	32,716	33,001	34,207	33,530	33,356	32,677	65,717	66,033	99,134	99,563	133,770	135,091	(57)	(15)	(144)	(154)	(159)	(194)	(77)	(159)	(271)	(216)	(430)	(582)	(337)	33,360	32,701	32,857	34,053	33,371	33,162	32,600	65,558	65,762	98,918	99,133	133,188	134,754
Cost of revenue	84,993	89,857	91,221		19,960	22,072	21,958	23,555	23,241			44,030		63,990	66,604	90,159	91,251			(546)	(316)	13			(546)		(547)	13	(302)	(30)	19,960	22,072	21,412	23,239	23,254			43,484		63,443	66,617	89,857	91,221
Other expense	(225)	(64)	(1,454)		(121)	(394)	9	(210)				(385)		(506)		(35)			90	(60)	(30)				30		30		(29)		(121)	(304)	(51)	(239)				(355)		(476)		(64)
Income (loss) before income taxes	(10,936)	(25,877)	(10,680)		1,569	(3,388)	(2,478)	(9,880)	(4,018)	(6,016)	(5,579)	(5,866)	(11,595)	(4,297)	(15,613)	(25,493)	(10,373)	(57)	75	416	58	(172)	(194)	(77)	491	(271)	434	(443)	(384)	(307)	1,512	(3,313)	(2,062)	(9,822)	(4,190)	(6,210)	(5,656)	(5,375)	(11,866)	(3,863)	(16,056)	(25,877)	(10,680)
Benefit for income taxes	2,532	(6,875)	1,520		429	898	804	(7,932)				1,702		2,131		(6,703)		18		70	(172)				71		88		(172)		447	898	874	(8,104)				1,773		2,219		(6,875)
Net income (loss)	(13,468)	(19,002)	(12,200)		1,140	(4,286)	(3,282)	(1,948)	(4,622)	(6,325)	(5,895)	(7,568)	(12,220)	(6,428)	(16,842)	(18,790)	(11,893)	(75)	75	346	230	(172)	(194)	(77)	420	(271)	346	(443)	(212)	(307)	1,065	(4,211)	(2,936)	(1,718)	(4,794)	(6,519)	(5,972)	(7,148)	(12,491)	(6,082)	(17,285)	(19,002)	(12,200)
Net income (loss)	(13,468)	(19,002)	(12,200)		1,140	(4,286)	(3,282)	(1,948)	(4,622)	(6,325)	(5,895)	(7,568)	(12,220)	(6,428)	(16,842)	(18,790)	(11,893)	(75)	75	346	230	(172)	(194)	(77)	420	(271)	346	(443)	(212)	(307)	1,065	(4,211)	(2,936)	(1,718)	(4,794)	(6,519)	(5,972)	(7,148)	(12,491)	(6,082)	(17,285)	(19,002)	(12,200)
Unrealized foreign currency translation adjustment	(1,688)	27	1,258		25	(126)	(562)	(158)	(933)	876	275	(688)	1,151	(663)	218	60	1,324			241	28	1	(52)	(10)	241	(62)	241	(61)	(33)	(66)	25	(126)	(321)	(130)	(932)	824	265	(447)	1,089	(422)	157	27	1,258
Comprehensive income (loss)	(15,159)	(18,979)	(10,920)		1,164	(4,413)	(3,845)	(2,103)	(5,557)	(5,452)	(5,623)	(8,258)	(11,075)	(7,094)	(16,632)	(18,734)	(10,547)	(76)	76	586	258	(171)	(246)	(87)	662	(333)	586	(504)	(245)	(373)	1,088	(4,337)	(3,259)	(1,845)	(5,728)	(5,698)	(5,710)	(7,596)	(11,408)	(6,508)	(17,136)	(18,979)	(10,920)
Deferred income taxes	9,687	11,655						11,484								11,484					171								171					11,655								11,655
Accounts payable	7,763	7,927						7,853								7,853					74								74					7,927								7,927
Accrued expenses	15,661	13,617						13,250								13,250					367								367					13,617								13,617
Short-term deferred revenue	37,740	36,713						35,428								35,428					1,285								1,285					36,713								36,713
Deferred revenue and other long-term liabilities	17,556	15,909						15,426								15,426					483								483					15,909								15,909
Total stockholders' deficit	$ (454,183)	$ (425,824)	$ (394,831)	$ (340,480)				$ (423,786)								$ (423,786)					$ (2,038)								$ (2,038)					$ (425,824)								$ (425,824)